Expense Example - Class K - BlackRock U.S. Impact Fund - Class K Shares	Feb. 09, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240